Income taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018	[1]
Tax Credit Carryforward [Line Items]
Non cash valuation allowance	$ 19,276,000	$ 13,562,000
Earliest Tax Year [Member]
Tax Credit Carryforward [Line Items]
Open tax year	2012
Latest Tax Year [Member]
Tax Credit Carryforward [Line Items]
Open tax year	2019
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	$ 48,200,000
Domestic Tax Authority [Member] | Investment Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Capital losses	260,000
Domestic Tax Authority [Member] | Capital Loss Carryforward [Member]
Tax Credit Carryforward [Line Items]
Capital losses	$ 1,200,000

[1]	Recast (refer to note 1)